Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of capital commitments
	As at December 31, 2017	As at December 31, 2016
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	67,315,108	63,406,426

Schedule of lease commitments

	As at December 31,
	2017	2016
Within 1 year	101,660	79,035
2-5 years	231,138	290,289
Thereafter	2,337,061	2,237,645
	2,669,859	2,606,969

	As at December 31,
	2017	2016
Within 1 year	77,046	72,252
2-5 years	231,138	290,289
Thereafter	2,337,061	2,237,645
	2,645,245	2,600,506